UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07353

T. Rowe Price Corporate Income Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

May 31, 2026

Corporate Income Fund

Investor Class (PRPIX)

This annual shareholder report contains important information about Corporate Income Fund (the "fund") for the period of June 1, 2025 to May 31, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Corporate Income Fund - Investor Class	$61	0.59%

What drove fund performance during the past 12 months?

  The U.S. investment-grade bond market generated positive returns over the 12-month period ended May 31, 2026, supported by income generation and demand for high-quality bonds. Corporate bonds generated positive excess returns as credit spreads narrowed thanks to supportive market technicals and robust fundamentals.

  Security selection was positive across nearly all industries with contributions from consumer noncyclical, banking, and communication leading the way, boosting performance relative to the Bloomberg U.S. Corporate Investment Grade Bond Index. Asset allocation also contributed, our underweight in communications notably helping performance relative to the index as heavy supply was a headwind.

  Duration positioning hindered performance, particularly from August to October when U.S. Treasury yields fell and we were modestly short relative to the benchmark. Key rate positioning also detracted, including overweights to the 5- and 10-year segments of the curve as yields on those maturities ended the period higher. In contrast, the overweight to the two-year sector contributed positively.

  The Corporate Income Fund seeks to provide high income and some capital growth and primarily focuses on investment-grade, U.S. corporate bonds, with the ability to integrate non-index sectors and securities selectively. U.S. corporate investment-grade bonds remained the portfolio's largest allocation, while we maintained selective exposures to non-benchmark sectors, including securitized assets, government-related securities, and non-U.S. investment-grade bonds.

  The fund held material exposure to derivatives, including interest rate and credit derivatives, used to efficiently manage positioning.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2026

Table Summary
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,390	10,232	10,395
2016	9,952	9,908	10,009
2017	10,170	10,008	10,223
2017	10,382	10,158	10,426
2017	10,575	10,283	10,617
2017	10,585	10,227	10,626
2018	10,384	10,059	10,448
2018	10,302	10,120	10,432
2018	10,382	10,175	10,510
2018	10,154	10,089	10,302
2019	10,586	10,378	10,723
2019	11,071	10,768	11,209
2019	11,739	11,210	11,911
2019	11,780	11,178	11,935
2020	12,252	11,590	12,418
2020	11,831	11,781	12,333
2020	12,372	11,936	12,805
2020	12,662	11,992	13,100
2021	12,436	11,750	12,765
2021	12,465	11,734	12,782
2021	12,852	11,925	13,128
2021	12,694	11,854	13,030
2022	11,996	11,440	12,330
2022	11,109	10,769	11,468
2022	10,730	10,552	11,170
2022	10,561	10,332	11,016
2023	10,633	10,328	11,044
2023	10,840	10,538	11,273
2023	10,805	10,426	11,270
2023	10,931	10,454	11,408
2024	11,265	10,671	11,703
2024	11,363	10,676	11,769
2024	11,923	11,187	12,317
2024	11,987	11,173	12,395
2025	12,101	11,291	12,471
2025	12,007	11,258	12,430
2025	12,397	11,538	12,799
2025	12,694	11,809	13,126
2026	12,835	11,998	13,293
2026	12,733	11,836	13,188

202501-4140694, 202606-5570051

F112-052 7/26

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Corporate Income Fund (Investor Class)	6.04%	0.43%	2.45%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	1.70
Bloomberg U.S. Corporate Investment Grade Bond Index (Strategy Benchmark)	6.09	0.63	2.81

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$285,322
  Number of Portfolio Holdings316
  Investment Advisory Fees Paid (000s)$564
  Portfolio Turnover Rate112.9%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Table Summary
Corporate Bonds	85.7%
Asset-Backed Securities	4.8
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	3.9
Securities Lending Collateral	2.4
Foreign Government Obligations & Municipalities	2.2
Municipal Securities	0.5
Convertible Bonds	0.3
Non-U.S. Government Mortgage-Backed Securities	0.2
Convertible Preferred Stocks	0.1
Short-Term and Other	-0.1

Top Ten Holdings (as a % of Net Assets)

Table Summary
Citigroup	3.1%
Morgan Stanley	3.1
Goldman Sachs Group	2.5
U.S. Treasury Bonds	2.3
JPMorgan Chase	2.1
Wells Fargo	1.8
AT&T	1.8
U.S. Treasury Notes	1.6
T-Mobile USA	1.6
Meta Platforms	1.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Corporate Income Fund

Investor Class (PRPIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

May 31, 2026

Corporate Income Fund

I Class (TICCX)

This annual shareholder report contains important information about Corporate Income Fund (the "fund") for the period of June 1, 2025 to May 31, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Corporate Income Fund - I Class	$42	0.41%

What drove fund performance during the past 12 months?

  The U.S. investment-grade bond market generated positive returns over the 12-month period ended May 31, 2026, supported by income generation and demand for high-quality bonds. Corporate bonds generated positive excess returns as credit spreads narrowed thanks to supportive market technicals and robust fundamentals.

  Security selection was positive across nearly all industries with contributions from consumer noncyclical, banking, and communication leading the way, boosting performance relative to the Bloomberg U.S. Corporate Investment Grade Bond Index. Asset allocation also contributed, our underweight in communications notably helping performance relative to the index as heavy supply was a headwind.

  Duration positioning hindered performance, particularly from August to October when U.S. Treasury yields fell and we were modestly short relative to the benchmark. Key rate positioning also detracted, including overweights to the 5- and 10-year segments of the curve as yields on those maturities ended the period higher. In contrast, the overweight to the two-year sector contributed positively.

  The Corporate Income Fund seeks to provide high income and some capital growth and primarily focuses on investment-grade, U.S. corporate bonds, with the ability to integrate non-index sectors and securities selectively. U.S. corporate investment-grade bonds remained the portfolio's largest allocation, while we maintained selective exposures to non-benchmark sectors, including securitized assets, government-related securities, and non-U.S. investment-grade bonds.

  The fund held material exposure to derivatives, including interest rate and credit derivatives, used to efficiently manage positioning.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of May 31, 2026

Table Summary
	I Class	Regulatory Benchmark	Strategy Benchmark
2016	500,000	500,000	500,000
2016	519,636	511,616	519,741
2016	497,852	495,403	500,440
2017	508,914	500,416	511,138
2017	519,684	507,893	521,324
2017	529,503	514,136	530,832
2017	530,151	511,326	531,275
2018	520,257	502,944	522,377
2018	516,304	505,990	521,621
2018	521,076	508,741	525,484
2018	509,807	504,464	515,104
2019	531,587	518,886	536,133
2019	555,530	538,376	560,465
2019	589,811	560,492	595,541
2019	592,053	558,902	596,757
2020	615,916	579,506	620,903
2020	594,945	589,067	616,655
2020	622,300	596,775	640,231
2020	637,058	599,611	655,004
2021	625,852	587,524	638,227
2021	627,499	586,682	639,097
2021	647,172	596,272	656,421
2021	639,432	592,695	651,523
2022	604,534	571,989	616,505
2022	560,322	538,444	573,402
2022	541,510	527,606	558,517
2022	533,208	516,596	550,810
2023	537,111	516,381	552,223
2023	547,114	526,907	563,661
2023	546,287	521,310	563,520
2023	552,922	522,690	570,381
2024	569,330	533,562	585,167
2024	575,285	533,786	588,469
2024	603,906	559,349	615,863
2024	607,421	558,625	619,751
2025	612,750	564,552	623,573
2025	609,026	562,924	621,502
2025	629,079	576,891	639,948
2025	644,422	590,474	656,310
2026	651,907	599,896	664,631
2026	647,015	591,821	659,377

202501-4140694, 202606-5570051

F445-052 7/26

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Corporate Income Fund (I Class)	6.24%	0.61%	2.61%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	1.70
Bloomberg U.S. Corporate Investment Grade Bond Index (Strategy Benchmark)	6.09	0.63	2.81

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$285,322
  Number of Portfolio Holdings316
  Investment Advisory Fees Paid (000s)$564
  Portfolio Turnover Rate112.9%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Table Summary
Corporate Bonds	85.7%
Asset-Backed Securities	4.8
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	3.9
Securities Lending Collateral	2.4
Foreign Government Obligations & Municipalities	2.2
Municipal Securities	0.5
Convertible Bonds	0.3
Non-U.S. Government Mortgage-Backed Securities	0.2
Convertible Preferred Stocks	0.1
Short-Term and Other	-0.1

Top Ten Holdings (as a % of Net Assets)

Table Summary
Citigroup	3.1%
Morgan Stanley	3.1
Goldman Sachs Group	2.5
U.S. Treasury Bonds	2.3
JPMorgan Chase	2.1
Wells Fargo	1.8
AT&T	1.8
U.S. Treasury Notes	1.6
T-Mobile USA	1.6
Meta Platforms	1.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Corporate Income Fund

I Class (TICCX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

May 31, 2026

Corporate Income Fund

Z Class (TRZCX)

This annual shareholder report contains important information about Corporate Income Fund (the "fund") for the period of June 1, 2025 to May 31, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Corporate Income Fund - Z Class	$1	0.01%

What drove fund performance during the past 12 months?

  The U.S. investment-grade bond market generated positive returns over the 12-month period ended May 31, 2026, supported by income generation and demand for high-quality bonds. Corporate bonds generated positive excess returns as credit spreads narrowed thanks to supportive market technicals and robust fundamentals.

  Security selection was positive across nearly all industries with contributions from consumer noncyclical, banking, and communication leading the way, boosting performance relative to the Bloomberg U.S. Corporate Investment Grade Bond Index. Asset allocation also contributed, our underweight in communications notably helping performance relative to the index as heavy supply was a headwind.

  Duration positioning hindered performance, particularly from August to October when U.S. Treasury yields fell and we were modestly short relative to the benchmark. Key rate positioning also detracted, including overweights to the 5- and 10-year segments of the curve as yields on those maturities ended the period higher. In contrast, the overweight to the two-year sector contributed positively.

  The Corporate Income Fund seeks to provide high income and some capital growth and primarily focuses on investment-grade, U.S. corporate bonds, with the ability to integrate non-index sectors and securities selectively. U.S. corporate investment-grade bonds remained the portfolio's largest allocation, while we maintained selective exposures to non-benchmark sectors, including securitized assets, government-related securities, and non-U.S. investment-grade bonds.

  The fund held material exposure to derivatives, including interest rate and credit derivatives, used to efficiently manage positioning.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2026

Table Summary
	Z Class	Regulatory Benchmark	Strategy Benchmark
2/22/21	10,000	10,000	10,000
2/28/21	9,965	9,989	9,999
5/31/21	10,014	9,975	10,013
8/31/21	10,330	10,138	10,284
11/30/21	10,217	10,077	10,207
2/28/22	9,679	9,725	9,659
5/31/22	8,970	9,154	8,984
8/31/22	8,688	8,970	8,750
11/30/22	8,563	8,783	8,630
2/28/23	8,624	8,779	8,652
5/31/23	8,804	8,958	8,831
8/31/23	8,789	8,863	8,829
11/30/23	8,916	8,887	8,936
2/29/24	9,190	9,071	9,168
5/31/24	9,284	9,075	9,220
8/31/24	9,756	9,510	9,649
11/30/24	9,822	9,498	9,710
2/28/25	9,931	9,598	9,770
5/31/25	9,880	9,571	9,737
8/31/25	10,202	9,808	10,026
11/30/25	10,461	10,039	10,282
2/28/26	10,593	10,199	10,413
5/31/26	10,524	10,062	10,331

202501-4140694, 202606-5570051

F1405-052 7/26

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception 2/22/21
Corporate Income Fund (Z Class)	6.51%	1.00%	0.97%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	0.12
Bloomberg U.S. Corporate Investment Grade Bond Index (Strategy Benchmark)	6.09	0.63	0.62

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$285,322
  Number of Portfolio Holdings316
  Investment Advisory Fees Paid (000s)$564
  Portfolio Turnover Rate112.9%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Table Summary
Corporate Bonds	85.7%
Asset-Backed Securities	4.8
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	3.9
Securities Lending Collateral	2.4
Foreign Government Obligations & Municipalities	2.2
Municipal Securities	0.5
Convertible Bonds	0.3
Non-U.S. Government Mortgage-Backed Securities	0.2
Convertible Preferred Stocks	0.1
Short-Term and Other	-0.1

Top Ten Holdings (as a % of Net Assets)

Table Summary
Citigroup	3.1%
Morgan Stanley	3.1
Goldman Sachs Group	2.5
U.S. Treasury Bonds	2.3
JPMorgan Chase	2.1
Wells Fargo	1.8
AT&T	1.8
U.S. Treasury Notes	1.6
T-Mobile USA	1.6
Meta Platforms	1.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Corporate Income Fund

Z Class (TRZCX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2026	2025
Audit Fees	$34,029	$34,043
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,211,000 and $1,746,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
May 31, 2026
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRPIX Corporate Income Fund
TICCX Corporate Income
Fund–
.
I Class
TRZCX Corporate Income
Fund–
.
Z Class

T. ROWE PRICE Corporate Income Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
5/31/26 5/31/25 5/31/24 5/31/23 5/31/22
NET ASSET VALUE
Beginning of period $ 7 .95 $ 7 .89 $ 7 .88 $ 8 .38 $ 9 .93
Investment activities
Net investment income
(1)(2)
0 .37 0 .38 0 .35 0 .29 0 .23
Net realized and
unrealized gain/loss 0 .11 0 .06 0 .02 ( 0 .50 ) ( 1 .25 )
Total from investment
activities 0 .48 0 .44 0 .37 ( 0 .21 ) ( 1 .02 )
Distributions
Net investment income ( 0 .38 ) ( 0 .38 ) ( 0 .36 ) ( 0 .29 ) ( 0 .24 )
Net realized gain — — — — ( 0 .29 )
Total distributions ( 0 .38 ) ( 0 .38 ) ( 0 .36 ) ( 0 .29 ) ( 0 .53 )
NET ASSET VALUE
End of period $ 8 .05 $ 7 .95 $ 7 .89 $ 7 .88 $ 8 .38
Ratios/Supplemental Data
Total return
(2)(3)
6 .04% 5 .67% 4 .82% ( 2 .42 ) % ( 10 .88 ) %
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .80% 0 .72% 0 .70% 0 .69% 0 .59%
Net expenses after
waivers/payments by Price
Associates 0 .59% 0 .59% 0 .59% 0 .59% 0 .59%
Net investment income 4 .61% 4 .72% 4 .47% 3 .70% 2 .37%
Portfolio turnover rate 112 .9% 78 .1% 90 .7% 68 .6% 85 .5%
Net assets, end of period (in
thousands) $114,648 $116,355 $126,974 $141,998 $165,944
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Corporate Income Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
5/31/26 5/31/25 5/31/24 5/31/23 5/31/22
NET ASSET VALUE
Beginning of period $ 7 .96 $ 7 .90 $ 7 .88 $ 8 .39 $ 9 .94
Investment activities
Net investment income
(1)(2)
0 .39 0 .40 0 .36 0 .31 0 .25
Net realized and
unrealized gain/loss 0 .10 0 .06 0 .03 ( 0 .51 ) ( 1 .25 )
Total from investment
activities 0 .49 0 .46 0 .39 ( 0 .20 ) ( 1 .00 )
Distributions
Net investment income ( 0 .39 ) ( 0 .40 ) ( 0 .37 ) ( 0 .31 ) ( 0 .26 )
Net realized gain — — — — ( 0 .29 )
Total distributions ( 0 .39 ) ( 0 .40 ) ( 0 .37 ) ( 0 .31 ) ( 0 .55 )
NET ASSET VALUE
End of period $ 8 .06 $ 7 .96 $ 7 .90 $ 7 .88 $ 8 .39
Ratios/Supplemental Data
Total return
(2)(3)
6 .24% 5 .87% 5 .15% ( 2 .36 ) % ( 10 .71 ) %
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by
Price Associates 0 .53% 0 .47% 0 .46% 0 .46% 0 .44%
Net expenses after
waivers/payments by
Price Associates 0 .41% 0 .41% 0 .41% 0 .41% 0 .41%
Net investment income 4 .79% 4 .91% 4 .66% 3 .89% 2 .78%
Portfolio turnover rate 112 .9% 78 .1% 90 .7% 68 .6% 85 .5%
Net assets, end of period (in
thousands) $170,622 $155,172 $149,202 $149,436 $162,609
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Corporate Income Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
.. Year ..
.. Ended .
5/31/26 5/31/25 5/31/24 5/31/23 5/31/22
NET ASSET VALUE
Beginning of period $ 7 .96 $ 7 .89 $ 7 .88 $ 8 .38 $ 9 .94
Investment activities
Net investment income
(1)(2)
0 .43 0 .43 0 .40 0 .34 0 .28
Net realized and
unrealized gain/loss 0 .08 0 .07 0 .02 ( 0 .50 ) ( 1 .25 )
Total from investment
activities 0 .51 0 .50 0 .42 ( 0 .16 ) ( 0 .97 )
Distributions
Net investment income ( 0 .42 ) ( 0 .43 ) ( 0 .41 ) ( 0 .34 ) ( 0 .30 )
Net realized gain — — — — ( 0 .29 )
Total distributions ( 0 .42 ) ( 0 .43 ) ( 0 .41 ) ( 0 .34 ) ( 0 .59 )
NET ASSET VALUE
End of period $ 8 .05 $ 7 .96 $ 7 .89 $ 7 .88 $ 8 .38
Ratios/Supplemental Data
Total return
(2)(3)
6 .51% 6 .43% 5 .44% ( 1 .84 ) % ( 10 .43 ) %
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .48% 0 .42% 0 .42% 0 .42% 0 .43%
Net expenses after
waivers/payments by Price
Associates 0 .01% 0 .00% 0 .00% 0 .00% 0 .00%
Net investment income 5 .41% 5 .30% 5 .07% 4 .30% 2 .96%
Portfolio turnover rate 112 .9% 78 .1% 90 .7% 68 .6% 85 .5%
Net assets, end of period (in
thousands) $52 $59,563 $265,549 $259,273 $281,974
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Corporate Income Fund
May 31, 2026

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES  4.8%
Car Loan  0.9%
Ally Bank
Series 2026-A, Class C
4.856%, 3/15/34 (1) 250 250
Bridgecrest Lending Auto Securitization Trust
Series 2026-1, Class C
4.44%, 11/17/31  170 168
Carvana Auto Receivables Trust
Series 2022-N1, Class D
4.13%, 12/11/28 (1) 61 61
Exeter Automobile Receivables Trust
Series 2025-5A, Class C
4.68%, 3/15/32  295 294
Exeter Automobile Receivables Trust
Series 2026-1A, Class B
4.22%, 10/15/30  95 94
Exeter Automobile Receivables Trust
Series 2026-1A, Class C
4.40%, 5/17/32  440 434
Santander Bank Auto Credit-Linked Notes
Series 2025-A, Class C
4.661%, 1/16/34 (1) 500 499
Santander Drive Auto Receivables Trust
Series 2025-4, Class C
4.52%, 1/15/32  315 314
Securitized Term Auto Receivables Trust
Series 2026-A, Class C
4.431%, 3/25/33 (1) 60 60
U.S. Bank
Series 2026-RVM1, Class B1
4.959%, 12/25/46 (1) 232 229
2,403
Other Asset-Backed Securities  3.9%
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 585 568
Driven Brands Funding
Series 2020-2A, Class A2
3.237%, 1/20/51 (1) 597 574
Hardee's Funding
Series 2018-1A, Class A23
5.71%, 6/20/48 (1) 587 581
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 776 724

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Hotwire Funding
Series 2021-1, Class A2
2.311%, 11/20/51 (1) 760 752
Jack in the Box Funding
Series 2022-1A, Class A2I
3.445%, 2/26/52 (1) 1,400 1,362
MVW
Series 2021-1WA, Class C
1.94%, 1/22/41 (1) 28 27
NMEF Funding
Series 2026-A, Class C
4.71%, 2/15/34 (1) 100 99
SEB Funding
Series 2026-1A, Class A2
6.665%, 1/30/56 (1) 515 511
ServiceMaster Funding
Series 2020-1, Class A2I
2.841%, 1/30/51 (1) 422 403
Sierra Timeshare Receivables Funding
Series 2025-2A, Class B
4.93%, 4/20/44 (1) 59 59
Sierra Timeshare Receivables Funding
Series 2025-3A, Class B
4.64%, 8/22/44 (1) 82 81
Sonic Capital
Series 2020-1A, Class A2I
3.845%, 1/20/50 (1) 2,988 2,963
Stonepeak
Series 2021-1A, Class AA
2.301%, 2/28/33 (1) 655 643
TPIC SPV
Class A
10.00%, 12/6/26, (10.00% PIK), Acquisition Date: 12/10/24,
Cost $22 (2)(3)(4) 26 28
TPIC SPV I
Series 2024-1, Class A1
7.131%, 12/28/29, (7.131% PIK), Acquisition Date: 12/10/24,
Cost $317 (2)(3)(4) 317 238
Zaxby's Funding
Series 2021-1A, Class A2
3.238%, 7/30/51 (1) 1,621 1,544
11,157
Total Asset-Backed Securities
(Cost $13,762) 13,560

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
CONVERTIBLE BONDS  0.3%
FINANCIAL INSTITUTIONS  0.1%
Banking  0.1%
JPMorgan Chase Financial, 0.50%, 6/15/27  235 283
Total Financial Institutions 283
INDUSTRIAL  0.2%
Consumer Cyclical  0.2%
Alibaba Group Holding, Zero Coupon, 9/15/32  445 433
Total Industrial 433
Total Convertible Bonds
(Cost $718) 716
CONVERTIBLE PREFERRED STOCKS  0.1%
INDUSTRIAL  0.1%
Consumer Non-Cyclical  0.1%
Keurig Dr Pepper PIPE, Series A, Acquisition Date: 12/24/25,
Cost $378 (2)(3)(5) — 370
Total Industrial 370
Total Convertible Preferred Stocks
(Cost $378) 370
CORPORATE BONDS  85.7%
FINANCIAL INSTITUTIONS  27.4%
Banking  16.5%
American Express, VR, 4.918%, 7/20/33 (6) 620 621
Bank of America, VR, 2.592%, 4/29/31 (6) 1,470 1,359
Bank of America, VR, 5.425%, 8/15/35 (6) 1,230 1,236
Bank of America, VR, 5.464%, 5/9/36 (6) 1,350 1,378
Banque Federative du Credit Mutuel, 5.538%, 1/22/30 (1)(7) 1,315 1,348
Citigroup, VR, 3.98%, 3/20/30 (6) 6,105 5,996
Citigroup, VR, 4.412%, 3/31/31 (6) 1,030 1,018
Citigroup, VR, 4.952%, 5/7/31 (6) 1,010 1,016
Citigroup, VR, 5.174%, 9/11/36 (6) 355 353
Citigroup, VR, 5.333%, 3/27/36 (6) 690 695
Goldman Sachs Group, VR, 2.615%, 4/22/32 (6) 4,190 3,773
Goldman Sachs Group, VR, 4.939%, 10/21/36 (6) 185 180
Goldman Sachs Group, VR, 5.218%, 4/23/31 (6) 1,485 1,506
Goldman Sachs Group, VR, 5.541%, 1/21/47 (6) 1,695 1,635
JPMorgan Chase, VR, 4.493%, 3/24/31 (6) 1,075 1,069

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
JPMorgan Chase, VR, 4.81%, 10/22/36 (6) 790 767
JPMorgan Chase, VR, 5.14%, 1/24/31 (6) 1,535 1,558
JPMorgan Chase, VR, 5.572%, 4/22/36 (6) 910 936
JPMorgan Chase, VR, 6.254%, 10/23/34 (6) 1,650 1,771
M&T Bank, VR, 5.40%, 7/30/35 (6) 386 385
Morgan Stanley, VR, 2.239%, 7/21/32 (6) 885 778
Morgan Stanley, VR, 4.431%, 1/23/30 (6) 3,635 3,613
Morgan Stanley, VR, 5.192%, 4/17/31 (6) 940 954
Morgan Stanley, VR, 5.296%, 4/10/37 (6) 909 907
Morgan Stanley, VR, 5.32%, 7/19/35 (6) 759 766
Morgan Stanley, VR, 6.342%, 10/18/33 (6) 1,515 1,623
PNC Financial Services Group, VR, 5.373%, 7/21/36 (6) 250 252
PNC Financial Services Group, VR, 5.575%, 1/29/36 (6) 1,330 1,362
Santander U.K. Group Holdings, VR, 5.136%, 9/22/36 (6) 220 214
Santander U.K. Group Holdings, VR, 5.694%, 4/15/31 (6) 1,390 1,425
Societe Generale, VR, 5.519%, 1/19/28 (1)(6) 1,624 1,633
Wells Fargo, VR, 4.478%, 4/4/31 (6) 1,080 1,071
Wells Fargo, VR, 4.892%, 9/15/36 (6) 620 605
Wells Fargo, VR, 5.211%, 12/3/35 (6) 2,075 2,076
Wells Fargo, VR, 5.605%, 4/23/36 (6) 1,340 1,375
47,254
Brokerage Asset Managers Exchanges  0.7%
Jane Street Group, 7.125%, 4/30/31 (1) 695 721
Lseg U.S. Fin, 5.25%, 3/23/36 (1) 420 419
Lseg U.S. Fin, 5.297%, 3/28/34 (1) 985 997
2,137
Finance Companies  2.8%
Ares Capital, 5.10%, 1/15/31  35 34
Ares Capital, 5.55%, 1/15/30  715 712
Ares Capital, 5.80%, 3/8/32 (7) 140 139
Ares Capital, 5.95%, 7/15/29  188 190
Ares Strategic Income Fund, 5.45%, 9/9/28 (1)(7) 885 878
Blackstone Private Credit Fund, 5.25%, 4/1/30  585 569
Blackstone Private Credit Fund, 5.60%, 11/22/29  128 126
Blackstone Secured Lending Fund, 5.25%, 9/4/29  235 232
Blue Owl GP Stakes IV, 4.88%, 10/30/28, Acquisition Date: 10/9/25,
Cost $580 (2)(3) 580 576
Golub Capital Private Credit Fund, 5.875%, 5/1/30  225 223
Navient, 5.50%, 3/15/29 (7) 1,481 1,422
PennyMac Financial Services, 6.75%, 2/15/34 (1) 710 679
Sixth Street Lending Partners, 5.75%, 1/15/30  480 477
Sixth Street Lending Partners, 6.125%, 7/15/30  680 684
Sixth Street Specialty Lending, 5.625%, 8/15/30 (7) 708 703

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Sixth Street Specialty Lending, 5.65%, 8/15/31  325 321
7,965
Financial Other  0.7%
Atlas Warehouse Lending, 4.95%, 11/15/30 (1) 960 944
Atlas Warehouse Lending, 5.25%, 1/15/33 (1) 250 246
HA Sustainable Infrastructure Capital, 6.00%, 3/15/36  785 775
1,965
Insurance  3.4%
Athene Global Funding, 5.526%, 7/11/31 (1) 1,435 1,442
Centene, 2.50%, 3/1/31  1,075 936
Centene, 3.375%, 2/15/30  970 902
First American Financial, 5.45%, 9/30/34  1,248 1,234
GA Global Funding Trust, 5.40%, 1/13/30 (1) 795 797
GA Global Funding Trust, 5.50%, 4/1/32 (1) 695 690
Humana, 5.95%, 3/15/34  332 343
UnitedHealth Group, 2.90%, 5/15/50  1,270 811
UnitedHealth Group, 5.30%, 6/15/35 (7) 370 377
UnitedHealth Group, 5.50%, 7/15/44  1,960 1,916
UnitedHealth Group, 5.95%, 6/15/55  210 215
9,663
Real Estate Investment Trusts  3.3%
American Homes 4 Rent, 5.25%, 3/15/35  710 706
Brixmor Operating Partnership, 4.85%, 2/15/33  106 104
Brixmor Operating Partnership, 5.50%, 2/15/34  504 514
Goodman U.S. Finance Six, 5.125%, 10/7/34 (1) 1,305 1,289
Healthcare Realty Holdings, 3.10%, 2/15/30  1,835 1,728
Kilroy Realty, 4.25%, 8/15/29  1,375 1,333
Prologis Targeted U.S. Logistics Fund, 4.75%, 1/15/36 (1) 400 384
Prologis Targeted U.S. Logistics Fund, 5.25%, 1/15/35 (1) 695 696
Regency Centers, 4.50%, 3/15/33  400 390
Simon Property Group, 5.125%, 10/1/35  1,050 1,048
Ventas Realty, 5.00%, 2/15/36  1,157 1,135
9,327
Total Financial Institutions 78,311
INDUSTRIAL  50.6%
Basic Industry  1.8%
Anglo American Capital, 4.625%, 3/19/31 (1) 1,470 1,458
Nutrien , 4.85%, 5/29/31  395 396
Nutrien , 5.25%, 3/12/32  155 158
Nutrien , 5.40%, 6/21/34  78 79
WS Escrow, 7.75%, 6/1/33 (1) 65 66
Yara International, 7.378%, 11/14/32 (1) 2,640 2,920
5,077

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Capital Goods  3.2%
BAE Systems, 5.30%, 3/26/34 (1) 1,390 1,417
Berry Global, 5.80%, 6/15/31  1,360 1,415
Boeing, 3.75%, 2/1/50  970 710
Boeing, 6.528%, 5/1/34  2,000 2,183
Eaton, 4.50%, 3/6/33  785 771
Flowserve, 5.70%, 5/15/36  205 207
Howmet Aerospace, 4.75%, 4/15/36  265 258
Lockheed Martin, 5.00%, 8/15/35  1,400 1,409
TransDigm , 6.125%, 7/31/34 (1) 290 289
Vertiv Holdings, 5.80%, 3/15/56  105 104
Xylem, 5.20%, 6/1/33  235 238
9,001
Communications  11.1%
AT&T, 3.50%, 9/15/53  5,501 3,637
AT&T, 4.75%, 4/30/33  1,500 1,482
Beignet Investor, 6.581%, 5/30/49 (1) 910 936
Charter Communications Operating, 3.90%, 6/1/52  1,192 756
Directv Financing, 10.00%, 2/15/31 (1) 1,455 1,523
Discovery Global Holdings, 5.05%, 3/15/42  774 567
Meta Platforms, 5.25%, 5/15/36  955 954
Meta Platforms, 5.625%, 11/15/55  1,000 921
Meta Platforms, 5.75%, 11/15/65  2,768 2,532
Nexstar Media, 6.50%, 9/15/33 (1) 1,440 1,452
NTT Finance, 5.171%, 7/16/32 (1) 2,230 2,242
OAK-Eagle Acquireco , 7.25%, 7/1/33 (1) 1,650 1,719
Orange, 4.00%, 1/13/29 (1) 1,490 1,475
Rogers Communications, 3.80%, 3/15/32  2,280 2,127
SBA Tower Trust, 4.831%, 10/15/29 (1) 2,085 2,083
Sirius XM Radio, 5.875%, 4/15/32 (1) 505 503
T-Mobile USA, 5.00%, 2/15/36  1,720 1,695
T-Mobile USA, 5.05%, 7/15/33  2,786 2,805
Time Warner Cable, 6.55%, 5/1/37  149 149
Verizon Communications, 5.875%, 11/30/55  2,145 2,109
31,667
Consumer Cyclical  4.3%
Advance Auto Parts, 7.375%, 8/1/33 (1) 690 718
Airbnb, 4.65%, 3/16/31  1,247 1,247
CBRE Services, 4.90%, 1/15/33  1,160 1,144
Cyprium , 6.125%, 4/15/31 (1) 270 270
Flutter Treasury DAC, 6.375%, 4/29/29 (1) 1,345 1,364
Ford Motor Credit, 5.73%, 9/5/30  335 339
Ford Motor Credit, 6.532%, 3/19/32  790 820
Ford Motor Credit, 7.35%, 3/6/30  500 532

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
GLP Capital, 5.25%, 2/15/33  1,375 1,351
Hyundai Capital America, 6.20%, 9/21/30 (1) 1,305 1,365
Hyundai Capital America, 6.50%, 1/16/29 (1) 860 897
Magna International, 5.875%, 6/1/35  175 183
Match Group Holdings II, 6.125%, 9/15/33 (1) 560 551
NFL, 4.78%, 10/5/30, Acquisition Date: 6/27/25, Cost $120 (2)(3) 120 120
Sodexo, 5.15%, 8/15/30 (1) 350 353
Sodexo, 5.80%, 8/15/35 (1) 915 931
12,185
Consumer Non-Cyclical  10.6%
Abbott Laboratories, 4.30%, 3/15/33  1,485 1,445
Abbott Laboratories, 4.65%, 3/15/36  1,275 1,240
AbbVie, 4.95%, 3/15/31  1,145 1,165
AbbVie, 5.40%, 3/15/54  2,370 2,276
Augusta SpinCo, 4.945%, 3/23/33  630 628
BAT Capital, 6.25%, 8/15/55  1,700 1,737
Bayer U.S. Finance, 6.50%, 11/21/33 (1) 415 442
Beth Israel Lahey Health, Series O, 4.717%, 7/1/30  525 519
Cigna Group, 4.875%, 9/15/32  1,565 1,566
CVS Health, 5.00%, 9/15/32  270 271
CVS Health, 5.05%, 3/25/48  3,450 3,028
Eli Lilly, 5.55%, 10/15/55 (7) 1,965 1,962
HCA, 5.95%, 9/15/54  1,215 1,180
Icon Investments Six, 6.00%, 5/8/34  219 223
Imperial Brands Finance, 5.625%, 7/1/35 (1) 1,320 1,334
Kenvue , 5.10%, 3/22/43  1,510 1,443
Keurig Dr Pepper, 5.05%, 3/15/29  585 591
Mars, 5.65%, 5/1/45 (1) 635 630
Mars, 5.70%, 5/1/55 (1) 1,980 1,953
Medline Borrower, 5.25%, 6/15/33 (1) 500 500
Pfizer, 5.60%, 11/15/55 (7) 1,685 1,668
Solventum , 5.90%, 4/30/54  1,335 1,321
Sutter Health, Series 2025, 5.537%, 8/15/35  1,880 1,945
Takeda Pharmaceutical, 3.025%, 7/9/40  1,210 916
Teva Pharmaceutical Finance Netherlands III, 4.10%, 10/1/46  505 385
30,368
Energy  9.3%
Baker Hughes Holdings, 5.85%, 6/15/56  2,225 2,220
Cheniere Energy, 5.20%, 7/30/36 (1) 715 705
Cheniere Energy Partners, 3.25%, 1/31/32  350 321
Cheniere Energy Partners, 5.55%, 10/30/35  680 693
Cheniere Energy Partners, 5.75%, 8/15/34  450 466
Cheniere Energy Partners, 5.95%, 6/30/33  51 53
Cheniere Energy Partners, 6.05%, 11/30/56 (1) 235 237

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Columbia Pipelines Operating, 5.507%, 5/15/36 (1) 610 617
Diamondback Energy, 5.40%, 4/18/34  1,705 1,743
Diamondback Energy, 5.75%, 4/18/54  1,015 998
Enbridge, 5.625%, 4/5/34  953 986
Energy Transfer, 5.60%, 9/1/34  1,400 1,431
Energy Transfer, 6.30%, 1/15/56  1,405 1,419
Eni, 5.95%, 5/15/54 (1) 1,025 1,023
Florida Gas Transmission, 5.75%, 7/15/35 (1) 710 732
Harbour Energy, 6.327%, 4/1/35 (1) 2,780 2,863
Hilcorp Energy I, 5.75%, 2/1/29 (1) 710 708
Kinetik Holdings, 6.625%, 12/15/28 (1) 1,375 1,404
MPLX, 5.00%, 3/1/33  1,445 1,440
Occidental Petroleum, 6.05%, 10/1/54  1,145 1,158
Occidental Petroleum, 8.875%, 7/15/30  1,229 1,397
ONEOK, 5.05%, 11/1/34  1,028 1,011
ONEOK, 6.05%, 9/1/33  1,059 1,113
Transcontinental Gas Pipe Line, 3.95%, 5/15/50  1,880 1,433
Venture Global Plaquemines LNG, 6.125%, 12/15/30 (1) 400 411
26,582
Technology  9.8%
Broadcom, 3.187%, 11/15/36 (1) 1,750 1,465
Broadcom, 5.70%, 1/15/56  975 972
Cadence Design Systems, 4.70%, 9/10/34  2,028 1,998
Fidelity National Information Services, 3.10%, 3/1/41  370 269
Fidelity National Information Services, 4.80%, 3/10/31  2,065 2,050
Fiserv, 4.55%, 2/15/31  400 392
Fiserv, 5.25%, 8/11/35 (7) 1,440 1,409
Foundry JV Holdco, 6.10%, 1/25/36 (1) 905 952
Foundry JV Holdco, 6.20%, 1/25/37 (1) 885 933
Foundry JV Holdco, 6.25%, 1/25/35 (1) 200 211
Foundry JV Holdco, 6.40%, 1/25/38 (1) 1,670 1,782
HUT 8 DC, 6.192%, 11/15/42 (1) 1,190 1,203
Intel, 5.30%, 5/15/36  660 659
Meridian Arc Holdco, 6.25%, 4/30/31 (1) 170 171
Motorola Solutions, 5.55%, 8/15/35  1,670 1,705
Oracle, 4.80%, 9/26/32  600 577
Oracle, 5.20%, 9/26/35  1,525 1,450
Oracle, 5.35%, 5/4/33  1,345 1,324
Paychex, 5.35%, 4/15/32  1,335 1,352
QTS Fayetteville I DC1-2, 5.70%, 4/15/36 (1) 2,200 2,141
RD Michigan Property Owner I, 7.50%, 3/30/45 (1) 1,430 1,433
Salesforce, 6.55%, 3/15/56  1,445 1,474
Stripe, Series A, 5.04%, 9/26/30, Acquisition Date: 9/16/25,
Cost $720 (2)(3) 720 720

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Synopsys, 5.15%, 4/1/35  1,370 1,367
28,009
Transportation  0.5%
Burlington Northern Santa Fe, 5.50%, 3/15/55  1,400 1,358
1,358
Total Industrial 144,247
UTILITY  7.7%
Electric  6.8%
AES, 5.80%, 3/15/32  1,170 1,189
Appalachian Power, 5.65%, 4/1/34  1,440 1,480
Chile Electricity Mpc II, 5.58%, 10/20/35 (1) 1,564 1,590
Constellation Energy Generation, 3.75%, 3/1/31 (1) 528 504
Constellation Energy Generation, 4.625%, 2/1/29 (1) 446 444
Constellation Energy Generation, 5.00%, 2/1/31 (1) 455 455
Edison International, 5.00%, 5/5/28  285 286
FirstEnergy, 2.65%, 3/1/30  1,717 1,591
FirstEnergy, Series B, 2.25%, 9/1/30  318 286
New York State Electric & Gas, 5.85%, 8/15/33 (1) 1,195 1,248
Niagara Mohawk Power, 4.647%, 10/3/30 (1) 220 219
Niagara Mohawk Power, 5.783%, 9/16/52 (1) 1,250 1,210
NRG Energy, 4.955%, 4/30/31 (1) 315 312
NSTAR Electric, 5.20%, 3/1/35  405 408
Pacific Gas & Electric, 2.50%, 2/1/31  795 714
Pacific Gas & Electric, 3.50%, 8/1/50  358 239
Pacific Gas & Electric, 4.95%, 7/1/50  340 285
Pacific Gas & Electric, 5.05%, 10/15/32  1,145 1,139
Pacific Gas & Electric, 5.90%, 10/1/54  208 197
PacifiCorp, VR, 7.125%, 8/15/56 (6) 785 789
Southern California Edison, 4.80%, 3/15/33  980 959
Vistra Operations, 5.70%, 12/30/34 (1) 1,632 1,652
Vistra Operations, 6.95%, 10/15/33 (1) 1,625 1,768
WEC Energy, 6.69%, 6/15/55, Acquisition Date: 12/16/24,
Cost $480 (2)(3) 480 494
19,458
Natural Gas  0.9%
APA Infrastructure, 5.125%, 9/16/34 (1) 205 203
APA Infrastructure, 5.75%, 9/16/44 (1)(7) 700 690
Brooklyn Union Gas, 6.388%, 9/15/33 (1) 650 691
Sempra, 5.25%, 3/15/36  260 257

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Southern California Gas, 5.45%, 6/15/35  625 641
2,482
Total Utility 21,940
Total Corporate Bonds
(Cost $245,900) 244,498
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  2.2%
Owned No Guarantee  1.0%
DP World, 5.25%, 12/24/29  2,750 2,748
2,748
Sovereign  0.3%
Eagle Funding Luxco , 5.50%, 8/17/30 (1) 970 976
976
Supranational  0.9%
Africa Finance, 5.55%, 10/8/29 (1)(7) 2,335 2,357
Corp. Andina de Fomento , VR, 6.75% (1)(6)(8) 400 414
2,771
Total Foreign Government Obligations & Municipalities
(Cost $6,454) 6,495
MUNICIPAL SECURITIES  0.5%
Puerto Rico  0.5%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (9) 2,192 1,512
Total Municipal Securities
(Cost $1,184) 1,512
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  0.2%
Collateralized Mortgage Obligations  0.2%
Bayview Financing Trust
Series 2024-2F, Class A, CMO, ARM, 6.399%, 9/25/29, Acquisition
Date: 8/29/24, Cost $564 (2)(3) 564 565
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $564) 565
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)  3.9%
U.S. Treasury Obligations  3.9%
U.S. Treasury Bonds, 4.625%, 11/15/55  1,680 1,586
U.S. Treasury Bonds, 4.75%, 8/15/55  1,620 1,560

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Bonds, 5.00%, 5/15/45  3,415 3,429
U.S. Treasury Notes, 3.75%, 12/31/28 (10) 4,545 4,513
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed)
(Cost $11,234) 11,088
SHORT-TERM INVESTMENTS  0.9%
Money Market Funds  0.9%
T. Rowe Price Government Reserve Fund, 3.67% (11)(12) 2,491 2,491
Total Short-Term Investments
(Cost $2,491) 2,491
SECURITIES LENDING COLLATERAL  2.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.7%
Money Market Funds 0.7%
T. Rowe Price Treasury Reserve Fund, 3.67% (11)(12) 1,870 1,870
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 1,870
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 1.7%
Money Market Funds 1.7%
T. Rowe Price Treasury Reserve Fund, 3.67% (11)(12) 4,936 4,936
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 4,936
Total Securities Lending Collateral
(Cost $6,806) 6,806

T. ROWE PRICE Corporate Income Fund

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
Credit Default Swap,
Protection Bought
(Relevant Credit: Markit
CDX. NA.IG-S46, 5 Year
Index, 6/20/31), Pay 1.00%
Quarterly, Receive upon
credit default, 7/15/26 @
0.60%* (5) 1 28,716 13
Bank of America
Credit Default Swap,
Protection Bought (Relevant
Credit: Markit iTraxx
Europe-S45, 5 Year Index,
6/20/31), Pay 1.00%
Quarterly, Receive upon
credit default, 6/17/26 @
0.65%* (EUR) (5) 1 24,400 3
Barclays Bank
2 Year Interest Rate Swap,
1/12/29 Receive Fixed 2.50%
Annually, Pay Variable 3.63%
(SOFR) Annually, 1/8/27 @
2.50%* (5) 2 73,442 27
Barclays Bank
Credit Default Swap,
Protection Bought
(Relevant Credit: Markit
CDX.NA.HY-S46, 5 Year
Index, 6/20/31), Pay 5.00%
Quarterly, Receive upon
credit default, 7/15/26 @
1.07%* (5) 1 2,880 9

T. ROWE PRICE Corporate Income Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
Credit Default Swap,
Protection Bought
(Relevant Credit: Markit
CDX.NA.HY-S46, 5 Year
Index, 6/20/31), Pay 5.00%
Quarterly, Receive upon
credit default, 8/19/26 @
1.05%* (5) 1 11,307 47
Total Options Purchased (Cost $316) 99
Total Investments in Securities
101.0% of Net Assets
(Cost $289,807) $ 288,200
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $88,268 and represents 30.9% of net assets.
(2) See Note 2. Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $3,111 and represents 1.1% of net assets.
(4) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(5) Non-income producing
(6) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(7) See Note 4 . All or a portion of this security is on loan at May 31, 2026.
(8) Perpetual security with no stated maturity date.
(9) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.

T. ROWE PRICE Corporate Income Fund

.
.
.
.
.
.
.
.
.
.
(10) At May 31, 2026, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(11) Seven-day yield
(12) Affiliated Companies
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CMO Collateralized Mortgage Obligation
EUR Euro
GO General Obligation
OTC Over-the-counter
PIK Payment-in-kind
PIPE Private Investment in Public Equity
SOFR Secured overnight financing rate
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Corporate Income Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
Credit Default Swap,
Protection Bought
(Relevant Credit: Markit
CDX. NA.IG-S46, 5 Year
Index, 6/20/31), Pay 1.00%
Quarterly, Receive upon
credit default, 7/15/26 @
0.75%* 1 28,716 (5)
Bank of America
Credit Default Swap,
Protection Bought
(Relevant Credit: Markit
iTraxx Europe-S45, 5 Year
Index, 6/20/31), Pay 1.00%
Quarterly, Receive upon
credit default, 6/17/26 @
0.80%* (EUR) 1 24,400 —
Barclays Bank
2 Year Interest Rate Swap,
1/12/29 Receive Fixed
2.00% Annually, Pay
Variable 3.63% (SOFR)
Annually, 1/8/27 @ 2.00%* 2 73,442 (12)
Barclays Bank
Credit Default Swap,
Protection Bought
(Relevant Credit: Markit
CDX.NA.HY-S46, 5 Year
Index, 6/20/31), Pay 5.00%
Quarterly, Receive upon
credit default, 7/15/26 @
1.00%* 1 2,880 (1)
Barclays Bank
Credit Default Swap,
Protection Bought
(Relevant Credit: Markit
CDX.NA.HY-S46, 5 Year
Index, 6/20/31), Pay 5.00%
Quarterly, Receive upon
credit default, 8/19/26 @
0.99%* 1 11,307 (13)
Total Options Written (Premiums $(107)) $ (31)

T. ROWE PRICE Corporate Income Fund

(Amounts in 000s)
SWAPS 0.3%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.2%
Credit Default Swaps, Protection Sold 0.2%
Goldman Sachs, Protection Sold
(Relevant Credit: Markit CDX.NA.IG-S45,
5 Year Index), Receive 1.00% Quarterly,
Pay upon credit default, 12/20/30 14,300 527 478 49
Total Bilateral Credit Default Swaps, Protection
Sold 478 49
Total Return Swaps 0.0%
JPMorgan Chase, Receive Underlying
Reference: Apollo Debt Solutions at
Maturity, Pay Variable 4.049% (SOFR +
0.48%) at Maturity, 8/12/26 139 3 2 1
JPMorgan Chase, Receive Underlying
Reference: Ares Capital at Maturity, Pay
Variable 4.049% (SOFR + 0.48%) at
Maturity, 8/12/26 218 4 3 1
JPMorgan Chase, Receive Underlying
Reference: Ares Strategic Income Fund
at Maturity, Pay Variable 4.049% (SOFR
+ 0.48%) at Maturity, 8/12/26 50 1 1 —
JPMorgan Chase, Receive Underlying
Reference: Bain Capital Specialty
Finance at Maturity, Pay Variable 4.049%
(SOFR + 0.48%) at Maturity, 8/12/26 46 — — —
JPMorgan Chase, Receive Underlying
Reference: Blackstone Secured Lending
Fund at Maturity, Pay Variable 4.049%
(SOFR + 0.48%) at Maturity, 8/12/26 64 1 1 —
JPMorgan Chase, Receive Underlying
Reference: Blue Owl Capital at Maturity,
Pay Variable 4.049% (SOFR + 0.48%) at
Maturity, 8/12/26 345 7 5 2
JPMorgan Chase, Receive Underlying
Reference: Blue Owl Credit Income at
Maturity, Pay Variable 4.049% (SOFR +
0.48%) at Maturity, 8/12/26 212 3 2 1
JPMorgan Chase, Receive Underlying
Reference: Blue Owl Credit Income at
Maturity, Pay Variable 4.049% (SOFR +
0.48%) at Maturity, 8/12/26 131 1 1 —

T. ROWE PRICE Corporate Income Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Receive Underlying
Reference: Carlyle Secured Lending at
Maturity, Pay Variable 4.049% (SOFR +
0.48%) at Maturity, 8/12/26 45 1 1 —
JPMorgan Chase, Receive Underlying
Reference: Goldman Sachs Private
Credit at Maturity, Pay Variable 4.049%
(SOFR + 0.48%) at Maturity, 8/12/26 70 3 2 1
JPMorgan Chase, Receive Underlying
Reference: Hercules Capital at Maturity,
Pay Variable 4.049% (SOFR + 0.48%) at
Maturity, 8/12/26 61 2 2 —
JPMorgan Chase, Receive Underlying
Reference: HPS Corporate Lending
Fund at Maturity, Pay Variable 4.049%
(SOFR + 0.48%) at Maturity, 8/12/26 66 — — —
Total Bilateral Total Return Swaps 20 6
Total Bilateral Swaps 498 55
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.1%
Credit Default Swaps, Protection Bought (0.0)%
Protection Bought (Relevant Credit:
Tesla), Pay 1.00% Quarterly, Receive
upon credit default, 6/20/26 1,880 (5) 73 (78)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (78)
Credit Default Swaps, Protection Sold 0.1%
Protection Sold (Relevant Credit:
Freeport-McMoRan, Baa2*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/28 * 2,760 51 (10) 61
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S46, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
6/20/31 16,699 408 407 1

T. ROWE PRICE Corporate Income Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Sold (Relevant Credit: Oracle,
Baa2*), Receive 1.00% Quarterly, Pay
upon credit default, 6/20/31 * 4,424 (105) (132) 27
Total Centrally Cleared Credit Default Swaps,
Protection Sold 89
Total Centrally Cleared Swaps 11
Net payments (receipts) of variation margin to date 402
Variation margin receivable (payable) on centrally cleared swaps $ 413
* Credit ratings as of May 31, 2026. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $54.

T. ROWE PRICE Corporate Income Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 94 U.S. Treasury Notes five year contracts 9/26 (10,078) $ (51)
Short, 68 U.S. Treasury Notes ten year contracts 9/26 (7,468) (56)
Long, 68 U.S. Treasury Notes two year contracts 9/26 14,046 24
Long, 112 Ultra U.S. Treasury Bonds contracts 9/26 12,813 157
Short, 133 Ultra U.S. Treasury Notes ten year
contracts 9/26 (14,906) (141)
Net payments (receipts) of variation margin to date 35
Variation margin receivable (payable) on open futures contracts $ (32)

T. ROWE PRICE Corporate Income Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended May 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.67% $ — $ — $ 236++
T. Rowe Price Treasury Reserve Fund, 3.67% — — —++
Totals $ —# $ — $ 236+
Supplementary Investment Schedule
Affiliate
Value
5/31/25
Purchase
Cost
Sales
Cost
Value
5/31/26
T. Rowe Price Government
Reserve Fund, 3.67% $ 9,506  ¤  ¤ $ 2,491
T. Rowe Price Treasury
Reserve Fund, 3.67% —  ¤  ¤ 6,806
Total $ 9,297^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $236 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $9,297.

T. ROWE PRICE Corporate Income Fund
May 31, 2026
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $289,807) $ 288,200
Interest receivable 3,246
Receivable for investment securities sold 1,343
Bilateral swap premiums paid 498
Variation margin receivable on centrally cleared swaps 413
Receivable for shares sold 143
Unrealized gain on bilateral swaps 55
Cash 27
Foreign currency (cost $6) 6
Other assets 38
Total assets 293,969
Liabilities
Obligation to return securities lending collateral 6,806
Payable for investment securities purchased 1,305
Payable for shares redeemed 152
Investment management fees payable 85
Variation margin payable on futures contracts 32
Options written (premiums $107) 31
Due to affiliates 18
Other liabilities 218
Total liabilities 8,647
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 285,322

T. ROWE PRICE Corporate Income Fund
May 31, 2026
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (124,424)
Paid-in capital applicable to 35,417,013 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 409,746
NET ASSETS $ 285,322
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $114,648; Shares outstanding: 14,239,075) $ 8.05
I Class
(Net assets: $170,622; Shares outstanding: 21,171,444) $ 8.06
Z Class
(Net assets: $52; Shares outstanding: 6,494) $ 8.05

T. ROWE PRICE Corporate Income Fund
Statement of Operations

($000s)
Year
Ended
5/31/26
Investment Income (Loss)
Income
.
  Interest $ 14,784
Dividend 253
Securities lending 18
Total income 15,055
Expenses
Investment management 1,023
Shareholder servicing
Investor Class $ 360
I Class 77 437
Prospectus and shareholder reports
Investor Class 16
I Class 8 24
Custody and accounting 229
Registration 65
Legal and audit 42
Directors 1
Miscellaneous 21
Waived / paid by Price Associates (459)
Total expenses 1,383
Net investment income 13,672

T. ROWE PRICE Corporate Income Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
5/31/26
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (1,491)
Futures 589
Swaps 165
Options written 102
Foreign currency transactions 1
Net realized loss (634)
Change in net unrealized gain / loss
Securities 4,437
Futures (174)
Swaps 54
Options written 76
Other assets and liabilities denominated in foreign currencies (10)
Change in net unrealized gain / loss 4,383
Net realized and unrealized gain / loss 3,749
INCREASE IN NET ASSETS FROM OPERATIONS $ 17,421

T. ROWE PRICE Corporate Income Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
5/31/26 5/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 13,672 $ 25,712
Net realized loss (634) (8,788)
Change in net unrealized gain / loss 4,383 14,732
Increase in net assets from operations 17,421 31,656
Distributions to shareholders
Net earnings
Investor Class (5,477) (5,963)
I Class (8,128) (7,658)
Z Class (162) (12,422)
Decrease in net assets from distributions (13,767) (26,043)
Capital share transactions
*
Shares sold
Investor Class 22,367 21,009
I Class 37,221 21,825
Z Class 52 4,920
Distributions reinvested
Investor Class 5,011 5,445
I Class 6,921 6,586
Z Class – 12,350
Shares redeemed
Investor Class (30,597) (38,139)
I Class (30,419) (23,536)
Z Class (59,978) (226,708)
Decrease in net assets from capital share
transactions (49,422) (216,248)

T. ROWE PRICE Corporate Income Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
5/31/26 5/31/25
Net Assets
Decrease during period (45,768) (210,635)
Beginning of period 331,090 541,725
End of period $ 285,322 $ 331,090
*Share information (000s)
Shares sold
Investor Class 2,750 2,606
I Class 4,568 2,716
Z Class 6 607
Distributions reinvested
Investor Class 617 676
I Class 852 817
Z Class – 1,532
Shares redeemed
Investor Class (3,763) (4,742)
I Class (3,748) (2,929)
Z Class (7,486) (28,301)
Decrease in shares outstanding (6,204) (27,018)

T. ROWE PRICE Corporate Income Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Corporate Income Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Corporate
Income Fund, Inc. (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide high income and some capital growth. The fund has three classes of shares: the Corporate
Income Fund, Inc. (Investor Class), the Corporate Income Fund–I Class
(I Class) and the Corporate Income Fund–Z Class (Z Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by
T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and

T. ROWE PRICE Corporate Income Fund

capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Corporate Income Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial

T. ROWE PRICE Corporate Income Fund

instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are

T. ROWE PRICE Corporate Income Fund

deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Corporate Income Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 19,811 $ — $ 19,811
Asset-Backed Securities — 13,294 266 13,560
Convertible Preferred Stocks — — 370 370
Corporate Bonds — 242,588 1,910 244,498
Non-U.S. Government
Mortgage-Backed Securities — — 565 565
Short-Term Investments 2,491 — — 2,491
Securities Lending Collateral 6,806 — — 6,806
Options Purchased — 99 — 99
Total Securities 9,297 275,792 3,111 288,200
Swaps* — 642 — 642
Futures Contracts* 181 — — 181
Total $ 9,478 $ 276,434 $ 3,111 $ 289,023
Liabilities
Options Written $ — $ 31 $ — $ 31
Swaps* — 78 — 78
Futures Contracts* 248 — — 248
Total $ 248 $ 109 $ — $ 357
1
Includes Convertible Bonds, Foreign Government Obligations & Municipalities, Municipal
Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Corporate Income Fund

Following is a reconciliation of the fund’s Level 3 holdings for the year ended
May 31, 2026. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on
Level 3 instruments held at May 31, 2026, totaled $(69,000) for the year ended
May 31, 2026.
NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended May 31, 2026, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
($000s)
Beginning
Balance
5/31/25
Gain
(Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
5/31/26
Investment in Securities
Asset-Backed Securities $ 338 $ (69) $ 336 $ (339) $ 266
Convertible Preferred Stocks — (8) 378 — 370
Corporate Bonds 1,840 161 1,420 (1,511) 1,910
Non-U.S. Government
Mortgage-Backed Securities 654 1 — (90) 565
Total $ 2,832 $ 85 $ 2,134
$ (1,940)
$ 3,111

T. ROWE PRICE Corporate Income Fund

The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of May 31, 2026, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives
Futures, Securities^
$ 208
Credit derivatives Bilateral Swaps and Premiums,
Centrally Cleared Swaps, Securities^ 714
^
,*
Total $ 922
^
,*
Liabilities
Interest rate derivatives
Futures, Options Written
$ 260
Credit derivatives Centrally Cleared Swaps, Options
Written 97
Total $ 357
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying
Portfolio of Investments.

T. ROWE PRICE Corporate Income Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended May 31, 2026, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
(MNAs) with certain counterparties that permit net settlement under specified
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures Swaps Total
Realized Gain (Loss)
Interest rate derivatives $ (327) $ — $ 589 $ 21 $ 283
Credit derivatives (248) 102 — 144 (2)
Total $ (575) $ 102 $ 589 $ 165 $ 281
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ (20) $ 34 $ (174) $ — $ (160)
Credit derivatives (131) 42 — 54 (35)
Total $ (151) $ 76 $ (174) $ 54 $ (195)
^ Options purchased are reported as securities.

T. ROWE PRICE Corporate Income Fund

conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs), with a Credit
Support Annex (CSA), if any, that governs the collateralization process, or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, such as Additional
Termination Events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements, such as a CSA, whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of May 31, 2026, no collateral had been pledged or posted by the fund to counterparties for bilateral derivatives. As of

T. ROWE PRICE Corporate Income Fund

May 31, 2026, collateral pledged by counterparties to the fund for bilateral derivatives consisted of $670,000 cash. As of May 31, 2026, securities valued at $3,869,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-
upon price, date, time, and place. The fund currently invests only in exchange-
traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract
(variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations.
Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the year ended
May 31, 2026, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 9% and 33% of net assets.
Options   The fund is subject to interest rate risk and credit risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income;
as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC options) or through a central clearinghouse (exchange-traded options). Options are included in net assets at fair value, options purchased are included in

T. ROWE PRICE Corporate Income Fund

Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values, interest rates and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the year ended May 31,
2026, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 0% and 102% of net assets.
Swaps  The fund is subject to interest rate risk and credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying
Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms;

T. ROWE PRICE Corporate Income Fund

unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of
Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract
(variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of May 31, 2026, the notional amount of protection sold by the fund totaled $38,183,000 (13.4% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying

T. ROWE PRICE Corporate Income Fund

issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-
traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended May 31, 2026, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 2% and 24% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations  The fund invests in collateralized loan obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically

T. ROWE PRICE Corporate Income Fund

have higher credit ratings and lower yields than the securities underlying the
CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At May 31, 2026, the value of loaned securities was $10,540,000; the aggregate value of collateral was $10,863,000 and consisted of cash collateral and related investments of $6,806,000 and U.S.
government securities of $4,057,000.

T. ROWE PRICE Corporate Income Fund

Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term and U.S. government securities aggregated $243,660,000 and $301,577,000, respectively, for the year ended
May 31, 2026. Purchases and sales of U.S. government securities aggregated $77,636,000 and $70,797,000, respectively, for the year ended
May 31, 2026.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of income on certain derivatives contracts and the character of income on swaps.
The tax character of distributions paid for the periods presented was as follows:
($000s)
May 31,
2026
May 31,
2025
Ordinary income (including short-term capital
gains, if any) $ 13,767 $ 26,043

T. ROWE PRICE Corporate Income Fund

At May 31, 2026, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
At May 31, 2026, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales and the character of income on certain derivatives contracts. The loss carryforwards and deferrals primarily relate to capital loss carryforwards and straddle deferrals. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.07%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with
($000s)
Cost of investments $ 289,828
Unrealized appreciation $ 3,431
Unrealized depreciation (4,249)
Net unrealized appreciation (depreciation) $ (818)
($000s)
Undistributed ordinary income $ 119
Net unrealized appreciation (depreciation) (818)
Loss carryforwards and deferrals (123,725)
Total distributable earnings (loss) $ (124,424)

T. ROWE PRICE Corporate Income Fund

rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At May 31, 2026, the effective annual group fee rate was 0.28%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and

T. ROWE PRICE Corporate Income Fund

brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the year ended May 31, 2026 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price
Associates in the amount of $912,000 remain subject to repayment by the fund at May 31, 2026. Any repayment of expenses previously waived/paid by Price
Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the year ended May 31, 2026, expenses incurred pursuant to these service agreements were $127,000 for
Price Associates; $343,000 for T. Rowe Price Services, Inc.; and $9,000 for
T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Investor
Class I Class Z Class
Expense limitation/I Class Limit 0.59% 0.05% 0.00%
Expense limitation date 07/31/27 07/31/27 N/A
(Waived)/repaid during the period ($000s) $(240) $(205) $(14)

T. ROWE PRICE Corporate Income Fund

The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to
November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
As of May 31, 2026, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 6,494 shares of the Z Class, representing 100% of the
Z Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended May 31, 2026, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial

T. ROWE PRICE Corporate Income Fund

highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Corporate Income Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price Corporate
Income Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Corporate Income Fund, Inc. (the
"Fund") as of May 31, 2026, the related statement of operations for the year ended May 31, 2026, the statement of changes in net assets for each of the two years in the period ended May 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2026
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the
Fund as of May 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May
31, 2026 and the financial highlights for each of the five years in the period ended May 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Corporate Income Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
July 17, 2026
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Corporate Income Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 5/31/26
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For shareholders subject to interest expense deduction limitation under Section
163(j), $13,373,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

T. ROWE PRICE Corporate Income Fund

Approval of Investment Management Agreement
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 11-12, 2026 (Meeting), the Board, including all of the fund’s independent directors who were present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics and information provided to it by the Adviser. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the
T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new and evolving regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.

T. ROWE PRICE Corporate Income Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and (as applicable) peer groups of funds with similar investment programs for various periods through December 31,
2025. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2025, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of investment company data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers.
In considering soft-dollar arrangements, the Board noted that the Adviser may use brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
Approval of Investment Management Agreement
(continued)

T. ROWE PRICE Corporate Income Fund

The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. While the Board did not review information regarding profits realized from managing the fund in particular because the fund had either not achieved sufficient portfolio asset size or the
Adviser had not recognized sufficient revenues to produce meaningful profit margin percentages, the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the T. Rowe Price funds.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale potentially realized by the Adviser. Under the Advisory Contract, the fund pays a management fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund) (“group fee rate assets”) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. The group fee schedule is graduated so the group fee rate decreases as total group fee rate assets increase and the group fee rate increases as total group fee rate assets decrease. As a result, shareholders benefit from overall growth in T. Rowe Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its management fees and/or bear any operating expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
The fund also offers a Z Class, which serves as an underlying investment within certain T. Rowe Price fund of fund arrangements. The Adviser waives its management fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the management fee and operating expense waivers on the Z Class may present a means for cross-
subsidization of the Z Class by other share classes of the fund. In that regard, the
Approval of Investment Management Agreement
(continued)

T. ROWE PRICE Corporate Income Fund

Board noted that the Z Class operating expenses are covered by the all-inclusive fees charged by the investing T. Rowe Price fund of funds and that any Z Class operating expenses not covered by the investing T. Rowe Price funds of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
In addition, the Board noted that the fund shares in potential economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the management fee structure for the fund provides for a reasonable sharing of benefits from potential economies of scale with the fund and its investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, and total expenses of the fund’s Investor Class and
I Class with a group of competitor funds selected by Broadridge (Expense Group);
and (ii) actual management fees and total expenses of the fund’s Investor Class and I Class with a broader set of funds within the Lipper investment classification
(Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board for the fund’s Investor Class indicated that the contractual management fee ranked in the first quintile (Expense Group), the actual management fee rate ranked in the first quintile (Expense Group and Expense
Universe), and the fund’s total expenses ranked in the third quintile (Expense
Group and Expense Universe). The information provided to the Board for the fund’s
I Class indicated that the contractual management fee ranked in the first quintile
(Expense Group), the actual management fee rate ranked in the first quintile
(Expense Group and Expense Universe), and the fund’s total expenses ranked in the first quintile (Expense Group and Expense Universe).
Approval of Investment Management Agreement
(continued)

T. ROWE PRICE Corporate Income Fund

The Board was provided the fee schedules and other account fee information for certain comparable investment portfolios that are advised or subadvised by the
Adviser and its affiliates, including separately managed accounts for institutional investors; subadvised funds; and other sponsored investment portfolios that are not registered investment companies, including collective investment trusts and pooled vehicles organized and offered to investors outside the United
States. The fee schedules and account fee information, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory clients and other types of clients, including information about how the requirements, economics and risks of the domestic and international businesses may differ from those of the proprietary mutual fund and ETF (“registered fund”) business. The Board considered information showing that the Adviser’s proprietary registered fund business is generally more complex from a business and regulatory perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the
Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of Investment Management Agreement
(continued)

T. ROWE PRICE Corporate Income Fund

Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
Approval of Investment Management Agreement
(continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F112-050 7/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2) Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Corporate Income Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 17, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 17, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	July 17, 2026